SCHEDULE OF NOTES PAYABLE (Details) - USD ($)		9 Months Ended	12 Months Ended
		Oct. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Short-Term Debt [Line Items]
Notes payable amount		$ 252,000	$ 100,000
Accrued interest		1,592,552	$ 860,768	$ 1,115,723
Accrued interest		$ 832
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable amount				$ 476,201
Feehan Partners One [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Oct. 28, 2024	Oct. 28, 2024
Maturity date		Oct. 28, 2025	Oct. 28, 2025
Extended maturity date	[1]	Apr. 30, 2026
Notes payable amount		$ 25,000	$ 25,000
Feehan Partners Two [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Nov. 04, 2024	Nov. 04, 2024
Maturity date		Nov. 04, 2025	Nov. 04, 2025
Extended maturity date	[1]	Apr. 30, 2026
Notes payable amount			$ 25,000
Accrued interest		$ 25,000
Feehan Partners Three [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Nov. 20, 2024	Nov. 20, 2024
Maturity date		Nov. 20, 2025	Nov. 20, 2025
Extended maturity date	[1]	Apr. 30, 2026
Notes payable amount		$ 25,000	$ 25,000
Feehan Partners Four [Membe] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Dec. 03, 2024	Dec. 03, 2024
Maturity date		Dec. 03, 2025	Dec. 03, 2025
Extended maturity date	[1]	Apr. 30, 2026
Notes payable amount		$ 25,000	$ 25,000
Feehan Partners Five [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Apr. 15, 2025
Maturity date		Apr. 15, 2026
Extended maturity date	[1]	Apr. 30, 2026
Notes payable amount		$ 25,000
Feehan Partners Six [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Jun. 30, 2025
Maturity date		Oct. 01, 2025
Extended maturity date	[1]	Apr. 30, 2026
Notes payable amount		$ 40,000
Feehan Partners Seven [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Aug. 05, 2025
Maturity date		Apr. 30, 2026
Notes payable amount		$ 15,000
Gil Atzmon [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Aug. 12, 2025		May 08, 2023	[2]
Maturity date		Feb. 28, 2026		Nov. 08, 2025	[2]
Notes payable amount		$ 25,000
Interest rate		7.50%
Accrued interest		$ 416
Jon Powell [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Aug. 12, 2025		May 08, 2023	[2]
Maturity date		Feb. 28, 2026		Nov. 08, 2025	[2]
Notes payable amount		$ 25,000
Interest rate		7.50%
Accrued interest		$ 416
Feehan Partners Eight [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Sep. 25, 2025
Maturity date		Apr. 30, 2026
Notes payable amount		$ 5,000
Feehan Partners Nine [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Oct. 14, 2025
Maturity date		Apr. 30, 2026
Notes payable amount		$ 15,000
Feehan Partners Ten [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issue date		Oct. 31, 2025
Maturity date		Feb. 28, 2026
Notes payable amount		$ 2,000

[1]	On July 31, 2025, notes extended to April 30, 2026.
[2]	The replacement notes and new warrants are secured by mining claims and rights of the CuMo Project.